Fair Values of Assets Held by Japanese and Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	¥ 654,792		¥ 608,004		¥ 556,247
Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	8,384		8,419
Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	173,067	[1]	157,566	[1]
Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	263,921	[2]	268,297	[2]
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	50,131	[3]	33,053	[3]
Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	2,930	[4]	2,797	[4]
Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	84,853	[5]	72,410	[5]
Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,767	[6]	1,712	[6]
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	26,942	[7]	27,205	[7]
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	41,108	[8]	35,071	[8]
Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,689		1,474
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	225,024		188,019		151,139
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,648		171
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	48,140	[9]	36,917	[9]
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	61,644	[10]	52,061	[10]
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	25,937	[11]	20,095	[11]
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	332		526
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	63,057	[12]	58,007	[12]
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	11,364	[13]	11,639	[13]
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	12,902	[14]	8,603	[14]
Level 1 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	177,594		163,049
Level 1 | Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	8,384		8,419
Level 1 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	169,210	[1]	154,630	[1]
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	41,693		29,592
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,648		171
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	40,045	[9]	29,348	[9]
Level 1 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held			73	[14]
Level 2 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	407,459		381,205
Level 2 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	3,857	[1]	2,936	[1]
Level 2 | Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	263,921	[2]	268,297	[2]
Level 2 | Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	50,131	[3]	33,053	[3]
Level 2 | Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	2,930	[4]	2,797	[4]
Level 2 | Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	84,853	[5]	72,410	[5]
Level 2 | Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,767	[6]	1,712	[6]
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	168,144		146,697
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	8,095	[9]	7,569	[9]
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	61,644	[10]	52,061	[10]
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	19,682	[11]	15,322	[11]
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	332		526
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	63,057	[12]	58,007	[12]
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	11,364	[13]	11,639	[13]
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	3,970	[14]	1,573	[14]
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	69,739		63,750		67,081
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	26,942	[7]	27,205	[7]	23,388
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	41,108	[8]	35,071	[8]	42,258
Level 3 | Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	1,689		1,474		1,435
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	15,187		11,730		9,044
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	6,255	[11]	4,773	[11]	3,961
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	¥ 8,932	[14]	¥ 6,957	[14]	¥ 5,083

[1]	Includes approximately 63 percent and 64 percent of Japanese equity securities, and 37 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2013 and 2014, respectively.
[2]	Includes approximately 59 percent and 56 percent of debt securities issued by Japanese national and local governments, and 41 percent and 44 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2013 and 2014, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 48 percent and 47 percent of investments in equity, 48 percent and 51 percent of investments in fixed income, and 4 percent and 2 percent of investments in other for the fiscal years ended March 31, 2013 and 2014, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily foreign equity securities.
[10]	Includes primarily foreign government debt securities.
[11]	Includes primarily foreign corporate debt securities.
[12]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[13]	Represents annuity contracts with or without profit sharing.
[14]	Includes primarily private real estate investment trusts.